GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL
NOTE 7       -     GOODWILL

The Company's balance sheet reflects goodwill, which was recorded as a result of its acquisitions of Coherent Medical Company ("CMG") and HGM Medical Systems ("HGM") in 2001.

Goodwill in the amount of $50,217 remained unchanged during the years ended December 31, 2013 and 2012.